Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	141.96	134.56	126.38
Period-end Rate	137.36	138.50	131.70
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	623.87	554.72	574.70
Period-end Rate	612.84	578.23	534.86
China | Yuan Renminbi (CNY)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	6.73	6.45	6.89
Period-end Rate	6.90	6.36	6.53
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	623.87	554.72	574.70
Period-end Rate	612.84	578.23	534.86
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	19.20	15.67	15.77
Period-end Rate	24.75	15.68	15.71
Germany | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate			0.88
Period-end Rate			0.82
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	8.99	5.90	5.72
Period-end Rate	10.20	6.13	5.85
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	117.60	108.79	105.56
Period-end Rate	123.50	112.25	108.14
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	10.13	8.90	9.39
Period-end Rate	10.46	9.16	8.80
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	423.01	399.35	378.28
Period-end Rate	448.08	410.97	382.96
Portugal | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	0.95	0.85	0.88
Period-end Rate	0.93	0.88	0.82
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,031.64	986.02	944.47
Period-end Rate	1,067	1,016.15	974.50
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	623.87	554.72	574.70
Period-end Rate	612.84	578.23	534.86
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	16.37	14.78	16.44
Period-end Rate	17.02	15.92	14.65
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.08	2.75	2.78
Period-end Rate	3.11	2.87	2.66
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,322.97	2,307.88	2,304.47
Period-end Rate	2,332.45	2,296.51	2,291.44
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3,682.08	3,567.41	3,692.52
Period-end Rate	3,717.61	3,526.41	3,629.35
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.67	3.67	3.67
Period-end Rate	3.67	3.67	3.67